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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2004
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: 202-828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel                   Washington, DC                7/27/2004
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                             Marshfield Associates
                                    FORM 13F
                                   30-Jun-04

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
                                                                                                           Voting Authority
                                                                                                      ---------------------------
                                  Title                Value   Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole     Shared     None
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  --------  --------   ------

Abbott Laboratories                COM    002824100       386     9470   SH          Sole                9470
American Express Company           COM    025816109       231     4500   SH          Sole                4500
American International Group       COM    026874107       652     9149   SH          Sole                9149
Berkshire Hathaway Class A         COM    084670108     26240      295   SH          Sole                 295
Berkshire Hathaway Class B         COM    084670207     38427    13004   SH          Sole               13004
CCC Information Services           COM    12487Q109     15095   901214   SH          Sole              901214
Coca-Cola Company                  COM    191216100       242     4800   SH          Sole                4800
Disney (Walt) Company              COM    254687106       262    10284   SH          Sole               10284
Dover Corp.                        COM    260003108      7570   179802   SH          Sole              179802
Duke Energy Company                COM    264399106     77557  3822439   SH          Sole             3822439
ExxonMobil Corporation             COM    30231G102       317     7144   SH          Sole                7144
Fairfax Financial Hldgs LTD        COM    303901102     51829   304053   SH          Sole              304053
Federal Home Loan Mortgage Cor     COM    313400301      1061    16756   SH          Sole               16756
First Data Corp                    COM    319963104       330     7416   SH          Sole                7416
Gannett Inc.                       COM    364730101     14553   171513   SH          Sole              171513
General Electric Company           COM    369604103      5759   177746   SH          Sole              177746
Harley-Davidson                    COM    412822108       247     3985   SH          Sole                3985
Heineken Holdings NV Shs A         COM    N39338152       809    27623   SH          Sole               27623
HomeFed Corp                       COM    43739D307      1069    31665   SH          Sole               31665
Johnson & Johnson                  COM    478160104      7472   134140   SH          Sole              134140
Leucadia National Corporation      COM    527288104     28721   577889   SH          Sole              577889
Lindt & Sprungli                   COM                    294      280   SH          Sole                 280
Martin Marietta Materials          COM    573284106     76196  1718829   SH          Sole             1718829
Merck & Co., Inc.                  COM    589331107      1034    21760   SH          Sole               21760
Mohawk Industries                  COM    608190104     20874   284658   SH          Sole              284658
Montpelier Re Holdings Ltd         COM    G62185106      2790    79827   SH          Sole               79827
Nestle ADR (Regular Shares)        COM    641069406      1079    16087   SH          Sole               16087
Nestle SA Cham et Vevey (Regis     COM    H57312466       613     2300   SH          Sole                2300
Nike Inc Cl B                      COM    654106103       321     4240   SH          Sole                4240
Odyssey Re Holdings                COM    67612W108     78146  3256073   SH          Sole             3256073
PepsiCo, Inc.                      COM    713448108       523     9702   SH          Sole                9702
Pfizer Inc.                        COM    717081103      1752    51100   SH          Sole               51100
Sealed AirCorp                     COM    81211K100     20483   384507   SH          Sole              384507
State Street Corp                  COM    857477103       583    11890   SH          Sole               11890
Student Loan Corp                  COM    863902102       334     2450   SH          Sole                2450
TJX Companies Inc                  COM    872540109     36876  1527573   SH          Sole             1527573
Washington Mutual Inc              COM    939322103     67059  1735470   SH          Sole             1735470
Washington Post Co Cl B            COM    939640108      4662     5013   SH          Sole                5013
Wells Fargo & Company              COM    949740104     28446   497049   SH          Sole              497049
White Mountains Insurance Grou     COM    G9618E107    127406   249816   SH          Sole              249816
Wyeth                              COM    983024100       205     5661   SH          Sole                5661
YUM! Brands Inc                    COM    988498101     86132  2314136   SH          Sole             2314136
REPORT SUMMARY                     42 DATA RECORDS     834637          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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